CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED NET INCOME	$ 7,366	$ 7,124	$ 8,626
Other comprehensive income
Net foreign currency translation adjustment	(3,959)	(2,382)	(1,187)
Net gain (loss) on derivatives	142	357	151
Net urealized gain (loss) on available-for-sale securities	(684)	714	(80)
Net change in pension and other benefit liabilities	86	(1,039)	1,066
TOTAL COMPREHENSIVE INCOME	2,951	4,774	8,576
Less: Comprehensive income (loss) attributable to noncontrolling interests	(3)	21	39
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 2,954	$ 4,753	$ 8,537